Long Term Assets	12 Months Ended
Dec. 31, 2020
Long Term Assets [Abstract]
LONG TERM ASSETS	NOTE 6:- LONG TERM ASSETS
	December 31
	2020	2019

Prepaid expenses related to SEDA (see Note 16.a.1)	$-	$77
Other	59	78

	$59	$155